                       Transamerica Income Shares, Inc.
                              SEMI-ANNUAL REPORT
                              SEPTEMBER 30, 1995

                                      LOGO

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

REPORT TO SHAREHOLDERS

    The economy continues to grow at a steady, but moderate rate. The inflation statistics have repeatedly shown that growth does not have to be inflationary. Recent government reports have indicated that there is little upward pressure on prices or wages. For these reasons, it is probable that we are in the middle of a long recovery cycle.

    Financial markets are expected to perform well in this economic environment. The Federal Reserve will be able to lower short-term interest rates in the next six to nine months to ensure growth doesn't stall. This bodes well for long-term Treasury rates, which will continue to decline over the coming year.

    At September 30, 1995, the Company's total net assets were $157,221,045 or $24.88 per share compared to $147,669,572 or $23.37 per share on March 31, 1995. The Company's net asset value was $24.67 per share on June 30, 1995. Unaudited net investment income for the quarter ended September 30, 1995 was $3,037,162 or 48 cents per share which equals the net investment income of 48 cents per share for the comparable quarter of 1994. The dividend, which is payable monthly, remains at 16 cents per share, for a current annual rate of $1.92.

    The Company has decided that in an effort to reduce expenses it will no longer produce and distribute the June 30 or December 31 interim reports. Comparable information will continue to be published and also will be available directly from the Company.

Highlights: For the six months ended September 30:

            Per Share:              1995     1994
Net investment income............  $ 0.96   $ 0.97
Income dividends paid............    0.96     0.96
Net asset value..................   24.88    22.78

Dividends: For the fiscal years ended March 31:

1995      1994      1993      1992      1991
$1.99*    $2.01*    $2.01     $2.16     $2.16

* Includes a 5.88235 and a 7 1/4 cent per share capital gain distribution in 1995 and 1994, respectively.

Quality: Ratings used are the highest by Moody's or Standard & Poor's for bonds owned on September 30, 1995:

                                        LOWER OR
  AAA       AA        A        BBB      NON-RATED
  1.3%     7.6%     27.3%     51.1%       12.7%

INVESTMENT PORTFOLIO
SEPTEMBER 30, 1995

                          Coupon %             Par           Market
                         & Maturity           Value          Value
                         -----------        ----------    ------------
BONDS &
DEBENTURES (98.0%)
DOMESTIC & FOREIGN
GOVERNMENTS (4.3%)
  Commonwealth of
   Australia............  9 5/8s, '06       $4,000,000      $4,829,440
  U.S. Treasury Bond.... 10 3/4s, '05        1,500,000       1,987,740
ELECTRIC & GAS UTILITIES
  (19.3%)
  Arizona Public
    Service............. 10 1/4s, '20        2,250,000       2,368,845
  Arkansas Power &
   Light................     10s, '20        3,250,000       3,395,990
  Boston Edison.........  9 3/8s, '21        2,200,000       2,409,924
  CTC Mansfield......... 11 1/8s, '16        1,000,000       1,026,740
  Columbus Southern
   Power................   8.40s, '22        2,000,000       2,182,180
  Commonwealth Edison...  9 7/8s, '20        2,000,000       2,361,520
                              8s, '23          900,000         906,957
  Detroit Edison........   8.21s, '22        1,000,000       1,078,350
                           8.24s, '23        2,000,000       2,195,420
  Gulf States
    Utilities...........   8.94s, '22        2,500,000       2,619,650
  Hydro-Quebec..........      8s, '13        3,000,000       3,152,700
  Long Island Lighting..   8.90s, '19        1,200,000       1,189,284
                          9 5/8s, '24        2,300,000       2,354,625
  Niagara Mohawk
   Power................  8 3/4s, '22        2,000,000       2,063,200
  Virginia Electric
   & Power..............  8 5/8s, '24        1,000,000       1,096,180
FINANCIAL (6.2%)
  Barclays North
   American............. 10 1/2s, '17        3,000,000       3,312,030
  Citicorp..............      8s, '03        1,000,000       1,067,400
  Fleet Financial
    Group...............  8 1/8s, '04        2,000,000       2,149,340
  General Motors
   Acceptance...........  8 1/2s, '03        3,000,000       3,272,490
FOREST & PAPER PRODUCTS
  (4.8%)
  Georgia-Pacific.......  9 5/8s, '22        3,000,000       3,375,720
                          8 1/4s, '23        3,000,000       3,049,770
  James River...........  9 1/4s, '21        1,000,000       1,170,800

                           Coupon %         Par         Market
                          & Maturity       Value        Value
                          -----------    ----------  ------------
INDUSTRIALS (14.1%)
  Anheuser-Busch........     10s, '18    $  358,000  $    381,678
  Bethlehem Steel.......      9s, '00       218,000       224,540
  Carpenter Technology..      9s, '22     1,000,000     1,084,790
  Caterpillar...........  9 3/4s, '19     2,500,000     2,877,650
                          9 3/8,s, 21     1,000,000     1,223,530
  Cincinnati Milacron...  8 3/8s, '04     2,000,000     2,042,320
  Conagra...............  9 3/4s, '21     3,000,000     3,691,410
  General Motors Ser A..   9.40s, '21     3,750,000     4,564,875
  McDonnell Douglas.....  9 1/4s, '02     4,000,000     4,498,040
  National Steel........  8 3/8s, '06       575,000       524,688
  Textron...............  8 3/4s, '22     1,000,000     1,066,560
MEDIA (8.8%)
  News America
   Holdings.............  9 1/4s, '13     2,500,000     2,824,200
  Tele-Communications...   9.80s, '12     2,500,000     2,845,875
                          9 1/4s, '23     3,000,000     3,150,330
  Time Warner
   Entertainment........  8 3/8s, '33     4,000,000     4,047,960
  Viacom................  7 3/4s, '05     1,000,000     1,019,320
PETROLEUM (7.8%)
  Occidental Petroleum.. 10 1/8s, '09       500,000       619,480
                         11 3/4s, '11     5,000,000     5,350,200
  Phillips Petroleum....   8.49s, '23     4,000,000     4,182,320
                            7.92s '23     1,000,000     1,022,950
  Union Oil of
   California...........  8 3/4s, '01     1,000,000     1,097,570
PIPELINES (7.3%)
  NorAm.................   8.90s, '06     3,000,000     3,217,080
  Northwest Pipeline....      9s, '22     2,000,000     2,154,760
  Texas Gas
   Transmission.........  8 5/8s, '04     1,000,000     1,093,980
  Transcanada
    Pipelines...........  8 1/2s, '23     2,000,000     2,158,060
  Transco Energy........  9 3/8s, '01     2,500,000     2,786,075
RETAIL (6.7%)
  Dayton Hudson.........     10s, '11     1,000,000     1,223,140
                          9 1/4s, '11     2,800,000     3,214,484
                          8 1/2s, '22     1,000,000     1,049,470
  May Department
   Stores...............  9 3/4s, '21       750,000       904,950
                           8 3/8s '22     2,000,000     2,097,060
  Pathmark Stores.......  9 5/8s, '03     2,000,000     1,970,000

                          Coupon %       Par         Market
                         & Maturity     Value        Value
                         -----------  ----------  ------------
TELECOMMUNICATIONS (4.2%)
  General Telephone &
   Electronics......... 10 3/4s, '17  $3,000,000  $  3,348,420
  Pacific Bell.......... 8 1/2s, '31   3,000,000     3,209,460
TRANSPORTATION (14.5%)
  Burlington Northern... 9 1/4s, '06   1,000,000     1,144,390
  CSX...................     9s, '06   3,000,000     3,459,360

  Delta Air Lines...... 10 3/8s, '11   2,000,000     2,352,420
                         9 3/4s, '21   2,000,000     2,250,460
  Federal Express....... 9 5/8s, '19   2,500,000     2,777,150
  Kansas City Southern
   Industries........... 6 5/8s, '05   3,000,000     2,910,480
                          8.80s, '22   2,250,000     2,385,382
  Sea Containers........ 9 1/2s, '03   1,000,000       980,000
  United Air Lines...... 9 3/4s, '21   4,000,000     4,512,160
                                                  ------------
                                                   154,155,322
                                                  ------------
CONVERTIBLE
DEBENTURE (0.6%)
  Alexander & Alexander
   Services.............    11s, '07     897,000       914,940
                                                  ------------
TOTAL SECURITIES (98.6%)........................   155,070,262
SHORT-TERM
INVESTMENTS (0.3%)
  State Street Bank Eurodollar
    Time Deposit.... 5 1/2s, 10-2-95
                                         417,270       417,391
                                                  ------------
TOTAL INVESTMENT PORTFOLIO (98.9%)..............   155,487,653
Receivables and other assets,
    less liabilities (1.1%).....................     1,733,392
                                                  ------------
TOTAL NET ASSETS (100.0%).......................  $157,221,045
                                                  ============

See notes to financial statements.

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995

ASSETS:
Investment portfolio:
  Securities at market value
   (Identified cost $142,460,831).....  $155,070,262
  Short-term investments (at cost plus
   interest earned)...................       417,391
                                        ------------
                                         155,487,653
Interest receivable...................     2,902,857
Other assets..........................        28,101
                                        ------------
                                         158,418,611
                                        ------------
LIABILITIES:
Payable for:
  Income dividends declared...........     1,011,003
  Management fee......................        64,610
Accrued expenses and other
  liabilities.........................       121,953
                                        ------------
                                           1,197,566
                                        ------------
Total Net Assets -- equivalent to
  $24.88 per share....................  $157,221,045
                                        ============
SUMMARY OF SHAREHOLDERS' EQUITY
Common Stock -- 6,318,771 shares of $1
  par value outstanding, 20,000,000
  shares authorized...................  $  6,318,771
Additional capital....................   137,464,657
                                        ------------
Capital paid in.......................   143,783,428
Capital gains retained................       405,455
Undistributed net investment income...       229,146
Undistributed net realized gains......       193,585
Net unrealized appreciation of
  securities..........................    12,609,431
                                        ------------
Total Net Assets......................  $157,221,045
                                        ============

See notes to financial statements.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 1995

Investment Income:
  Income:
    Interest................               $ 6,576,036
  Expenses:
    Management fee..........  $   387,017
    Transfer agent fee and
     expenses...............       23,434
    Postage.................       12,762
    Auditing fee............       16,842
    Reports to
      shareholders..........        4,098
    Insurance...............       12,581
    Custodian fee...........       10,112
    Directors fees and
      expenses..............        6,471
    Other...................       14,876      488,193
                              -----------  -----------
Net investment income.......                 6,087,843
Net Realized and
 Unrealized Gain on
 Securities:
  Net realized gain from
   security transactions
   (excluding short-term
   investments):
    Proceeds from securities
     sold...................   11,529,480
    Cost of securities
     sold...................   11,281,441
                              -----------
  Net realized gain on
   security transactions
   (Note 3).................      248,039
                              -----------
  Unrealized appreciation of
   securities:
    Beginning of period.....    3,327,820
    End of period...........   12,609,431
                              -----------
  Increase in unrealized
   appreciation of
   securities...............    9,281,611
                              -----------
Net realized and unrealized
 gain on securities.........                 9,529,650
                                           -----------
Net increase in total net
 assets resulting from
 operations.................               $15,617,493
                                           ===========

See notes to financial statements.

STATEMENT OF CHANGES IN TOTAL NET ASSETS

                             Six Months       Year
                               Ended         Ended
                              9-30-95       3-31-95
                            ------------  ------------
Increase (Decrease) In
 Total Net Assets:
Operations:
  Net investment income...  $  6,087,843  $ 12,231,721
  Net realized gain (loss)
   on security
   transactions...........       248,039       (54,454)
  Increase (decrease) in
   unrealized appreciation
   of securities..........     9,281,611    (4,632,231)
                            ------------  ------------
  Increase in total net
   assets resulting from
   operations.............    15,617,493     7,545,036
Dividends to shareholders
 from net investment
 income ($0.96 and $1.93
 per share,
 respectively)............    (6,066,020)  (12,202,662)
Capital gain distribution
 ($0.06 per share)........            --      (371,693)
                            ------------  ------------
Increase (decrease) in
 total net assets.........     9,551,473    (5,029,319)
Total Net Assets:
  Beginning of period
   (includes undistributed
   net investment income
   of $207,323 and
   $178,264,
   respectively)..........   147,669,572   152,698,891
                            ------------  ------------
  End of period (includes
   undistributed net
   investment income of
   $229,146 and $207,323,
   respectively)..........  $157,221,045  $147,669,572
                            ============  ============

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- The Company, which is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company, consistently follows the following accounting policies:

  A -- The Company primarily invests in debt securities such as bonds and debentures. These securities, even though sometimes listed on a national securities exchange, primarily trade in the over-the-counter market. Accordingly, prices used are the current bid or similar ascertainable market value when the over-the-counter market more accurately reflects value. U.S. Government securities are valued at the bid price. In instances where securities are listed and primarily trade on a national securities exchange, they are valued at the sale price on the last business day of the period. Prices are provided by Merrill Lynch Securities Pricing Service, a non-affiliated securities pricing service. Short-term investments with maturities of 60 days or less are valued at cost plus interest earned, which approximates market value.

  B -- It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains to its shareholders in accordance with the minimum distribution requirements of the Code.

  C -- Security transactions are accounted for on the transaction date and distributions to shareholders are recorded on the ex-dividend date.

NOTE 2 -- The management fee, computed on weekly total net assets at the annual rate of 1/2 of 1%, was paid to Transamerica Investment Services, Inc.

NOTE 3 -- The cost of securities purchased and the proceeds of securities sold (excluding short-term investments) were $11,722,580 and $11,529,480, respectively, for the six months ended September 30, 1995. Realized gains or losses are based on the specific-certificate identification method. At September 30, 1995, the gross unrealized gain on securities held in the investment portfolio was $12,847,439 and the gross unrealized loss was $238,008. The cost of securities held at September 30, 1995 was the same for federal income tax and financial reporting purposes.

NOTE 4 -- Financial highlights for each share of Common Stock outstanding throughout each period.

                      Six Months                      Year ended March 31
                        Ended       --------------------------------------------------------
                       9-30-95        1995        1994       1993+        1992        1991
                      ----------    --------    --------    --------    --------    --------
Per share operating
 performance:
Net asset value,
 beginning of
 period............      $23.37       $24.17      $25.15      $24.00      $23.13      $22.30
                         ------       ------      ------      ------      ------      ------
Net investment
 income............        0.96         1.93        1.95        2.03        2.13        2.15
Net realized and
 unrealized gain
 (loss) on
 securities........        1.51        (0.74)      (0.92)       1.61        0.90        0.84
                         ------       ------      ------      ------      ------      ------
Total from
 investment
 operations........        2.47         1.19        1.03        3.64        3.03        2.99
                         ------       ------      ------      ------      ------      ------
Less distributions:
Dividends from net
 investment
 income............       (0.96)       (1.93)      (1.94)      (2.01)      (2.16)      (2.16)
Distribution from
 net realized
 capital gains.....          --        (0.06)      (0.07)         --          --          --
                         ------       ------      ------      ------      ------      ------
Total
 distributions.....       (0.96)       (1.99)      (2.01)      (2.01)      (2.16)      (2.16)
                         ------       ------      ------      ------      ------      ------
Dilution resulting
 from rights
 offering..........          --           --          --       (0.48)         --          --
                         ------       ------      ------      ------      ------      ------
Net asset value,
 end of period.....      $24.88       $23.37      $24.17      $25.15      $24.00      $23.13
                         ======       ======      ======      ======      ======      ======
Per share market
 value, end of
 period............      $25.50       $22.50     $23.375     $26.375      $25.50     $23.375
Total investment
 return*...........       17.84%        5.07%      -4.27%      11.81%      18.78%      16.18%
Ratios/supplemental
 data:
Net assets, end of
 period (000s).....    $157,221     $147,670    $152,699    $158,912    $126,361    $121,798
Ratio of expenses
 to average net
 assets............        0.64%**      0.68%       0.69%       0.60%       0.68%       0.69%
Ratio of net
 investment income
 to average net
 assets............        7.93%**      8.35%       7.60%       8.27%       8.98%       9.58%
Portfolio turnover
 rate..............          15%**        15%         15%         32%         30%         17%

---------------------------

+  Based on monthly average shares outstanding during the year.

* Based on the market price of the Company's shares. The return for the six months ended September 30, 1995, is not annualized.

** Annualized.

The number of shares outstanding at the end of the 1993, 1994 and 1995 fiscal years, and at September 30, 1995, was 6,318,771; and for the fiscal years ending in 1991 and 1992 the number outstanding was 5,265,643 shares.

ANNUAL SHAREHOLDER MEETING RESULTS

     At the shareholders meeting held July 26, 1995, a total of 5,432,747 shares were represented by proxy, 85.98% of all outstanding shares. The five current directors were reelected. The votes for reelection of Donald E. Cantlay, Richard
N. Latzer, DeWayne W. Moore, Gary U. Rolle, and Peter J. Sodini were 5,352,336, 5,361,626, 5,340,619, 5,366,828 and 5,363,474, respectively, and the votes withheld as to each were 80,411, 71,121, 92,128, 65,919 and 69,273, respectively.

     A proposal to continue the present Management and Investment Advisory Agreement between the Company and Transamerica Investment Services, Inc. was approved as follows: 5,296,037 votes for, and 32,080 votes against, with 104,630 abstentions. A proposal to ratify the selection of Ernst & Young LLP as independent auditors for the Company was also approved as follows: 5,319,919 votes for, and 32,235 votes against, with 80,593 abstentions.

     In certain circumstances, brokers and nominees can return a proxy as a "non-vote"; however, no non-votes were received on any of the above matters.

OFFICERS AND DIRECTORS

THOMAS M. ADAMS, Secretary
J. RICHARD ATWOOD, Treasurer
DONALD E. CANTLAY, Director
SHARON K. KILMER, Vice President
RICHARD N. LATZER, Director
DeWAYNE W. MOORE, Director
GARY U. ROLLE, President & Chairman
SUSAN A. SILBERT, Vice President
PETER J. SODINI, Director
----------------------------------------------------------
MANAGER

Transamerica Investment Services, Inc.
Box 2438, Los Angeles, CA 90051

TRANSFER AGENT

Chemical Mellon Shareholder Services
111 Founders Plaza, Suite 1100
East Hartford, CT 06108
1-800-288-9541

For hearing and speech impaired (TDD)
1-800-231-5469

LISTED

New York Stock Exchange
Symbol: TAI
----------------------------------------------------------

A dividend reinvestment plan is available.
For information, contact the plan agent:

Chemical Mellon Shareholder Services
Shareholder Investment Services
P.O. Box 750
Pittsburgh, PA 15230-0750
1-800-288-9541
----------------------------------------------------------

Transamerica Income Shares is a closed-end investment company which invests primarily in debt securities. Its objective is to provide a high level of current income.